Contingent liabilities	12 Months Ended
Oct. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities
29. Contingent liability
In the normal course of business, the Company and its subsidiaries may become defendants in certain employment claims and other litigation. The Company records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. The Company is not involved in any legal proceedings other than routine litigation arising in the normal course of business, none of which the Company believes will have a material adverse effect on the Company’s business, financial condition or results of the operations.